Financial instruments - Other Current and Non-Current Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Other current financial liabilities	$ 1,163,468	$ 1,256,499
Other non-current financial liabilities	3,600,582	3,213,422
Total	4,764,050	4,469,921
Bank borrowings | Liabilities at amortized cost
Financial instruments [Line Items]
Other current financial liabilities	847,963	1,164,262
Other non-current financial liabilities	129,683	295,518
Total	977,646	1,459,780
Unsecured obligations | Liabilities at amortized cost
Financial instruments [Line Items]
Other current financial liabilities	307,771	46,999
Other non-current financial liabilities	3,449,459	2,909,485
Total	3,757,230	2,956,484
For hedging | Derivative financial instruments
Financial instruments [Line Items]
Other current financial liabilities	7,316	30,443
Other non-current financial liabilities	21,440	8,419
Total	28,756	38,862
Non-Hedging | Derivative financial instruments
Financial instruments [Line Items]
Other current financial liabilities	418	14,795
Other non-current financial liabilities	0	0
Total	$ 418	$ 14,795